Goodwill and Other Purchased Intangible Assets Future Amortization of Purchased Intangibles (Details 3) $ in Millions	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 262
2021	204
2022	197
2023	78
2024	$ 55